UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 75.5%
Industrial - 64.4%
Basic - 7.4%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	1,701	$1,792,429
AK Steel Corp.
8.75%, 12/01/18		638	714,560
Aleris International, Inc.
7.625%, 2/15/18		782	807,415
ArcelorMittal
4.25%, 3/01/16		310	320,850
5.00%, 2/25/17		135	142,763
6.125%, 6/01/18		1,003	1,100,793
Ashland, Inc.
3.00%, 3/15/16		310	316,200
3.875%, 4/15/18		1,875	1,928,906
Commercial Metals Co.
6.50%, 7/15/17		299	333,011
7.35%, 8/15/18		1,669	1,911,005
FMG Resources August 206 Pty Ltd.
6.00%, 4/01/17 (a)		825	851,813
6.875%, 2/01/18 (a)		1,000	1,050,000
8.25%, 11/01/19 (a)		250	272,188
Huntsman International LLC
8.625%, 3/15/20-3/15/21		520	571,225
INEOS Group Holdings SA
5.75%, 2/15/19 (a)	EUR	365	516,038
5.875%, 2/15/19 (a)	U.S.$	650	666,250
6.125%, 8/15/18 (a)		300	310,500
6.50%, 8/15/18 (a)	EUR	570	813,672
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)	U.S.$	1,500	1,638,750
NOVA Chemicals Corp.
8.625%, 11/01/19		1,809	1,932,012
Novelis, Inc./GA
8.375%, 12/15/17		270	287,820
8.75%, 12/15/20		300	333,000
Peabody Energy Corp.
6.00%, 11/15/18		1,919	2,000,557
7.375%, 11/01/16		240	263,700
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20		1,361	1,483,490
PH Glatfelter Co.
5.375%, 10/15/20		199	206,960
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		770	798,875
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		2,435	2,564,761
SPCM SA
5.50%, 6/15/20 (a)	EUR	120	177,157
Steel Dynamics, Inc.
6.125%, 8/15/19	U.S.$	925	1,005,938
7.625%, 3/15/20		205	219,606

	Principal Amount (000)		U.S. $ Value
Styrolution Group GmbH
7.625%, 5/15/16 (a)	EUR	750	1,062,303
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17	U.S.$	320	362,400

			28,756,947

Capital Goods - 7.7%
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)		200	211,060
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.211%, 12/15/19 (a)(b)		2,058	2,052,855
7.375%, 10 /15/17 (a)		200	211,060
7.375%, 10/15/17 (a)	EUR	583	840,213
B/E Aerospace, Inc.
6.875%, 10/01/20	U.S.$	385	418,206
Bombardier, Inc.
7.50%, 3/15/18 (a)		795	896,362
Building Materials Corp. of America
6.875%, 8/15/18 (a)		330	342,210
7.50%, 3/15/20 (a)		170	181,050
Buzzi Unicem SpA
5.125%, 12/09/16 (a)	EUR	320	468,581
6.25%, 9/28/18 (a)		500	783,924
CNH America LLC
7.25%, 1/15/16	U.S.$	439	471,925
CNH Industrial Capital LLC
3.625%, 4/15/18		975	995,719
3.875%, 11/01/15		275	280,500
6.25%, 11/01/16		712	772,520
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 2/01/21		405	433,350
Franz Haniel & Cie GmbH
6.25%, 2/08/18	EUR	290	461,625
Gates Investments LLC/Gates Investments, Inc.
9.00%, 10/01/18	U.S.$	133	141,618
Graphic Packaging International, Inc.
7.875%, 10/01/18		175	184,398
Hanson Ltd.
6.125%, 8/15/16		420	457,800
HD Supply, Inc.
8.125%, 4/15/19		853	937,234
HeidelbergCement Finance Luxembourg SA
8.00%, 1/31/17 (a)	EUR	220	350,503
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	1,430	1,512,225
Italcementi Finance SA
6.125%, 2/21/18 (a)	EUR	500	763,399
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)		290	444,749
Lafarge SA
6.50%, 7/15/16	U.S.$	440	481,800

	Principal Amount (000)		U.S. $ Value
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	75	83,625
Oshkosh Corp.
8.50%, 3/01/20		500	540,000
Owens-Brockway Glass Container, Inc.
7.375%, 5/15/16		795	874,500
Owens-Illinois, Inc.
7.80%, 5/15/18		300	350,250
Rexel SA
5.125%, 6/15/20 (a)	EUR	439	646,207
5.25%, 6/15/20 (a)	U.S.$	641	666,640
6.125%, 12/15/19 (a)		715	756,112
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		755	796,525
7.125%, 4/15/19		895	935,275
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		2,372	2,526,180
Sealed Air Corp.
8.125%, 9/15/19 (a)		735	809,419
8.375%, 9/15/21 (a)		285	326,325
Silgan Holdings, Inc.
5.00%, 4/01/20		89	91,225
SPX Corp.
6.875%, 9/01/17		1,135	1,276,875
ThyssenKrupp Finance Nederland BV
8.50%, 2/25/16	EUR	210	320,622
United Rentals North America, Inc.
7.375%, 5/15/20	U.S.$	900	994,500
8.25%, 2/01/21		840	934,500
Verisure Holding AB
8.75%, 9/01/18 (a)	EUR	700	1,029,440
Vulcan Materials Co.
6.50%, 12/01/16	U.S.$	460	509,450
7.00%, 6/15/18		400	460,500

			30,023,056

Communications - Media - 3.7%
Allbritton Communications Co.
8.00%, 5/15/18		600	627,000
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	557,480
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17	U.S.$	200	211,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20 (a)		1,435	1,524,687
Crown Media Holdings, Inc.
10.50%, 7/15/19		1,300	1,464,125
CSC Holdings LLC
7.625%, 7/15/18		1,485	1,715,175
8.625%, 2/15/19		420	499,275
Gannett Co., Inc.
5.125%, 10/15/19-7/15/20 (a)		1,480	1,523,225

	Principal Amount (000)		U.S. $ Value
LIN Television Corp.
8.375%, 4/15/18	U.S.$	200	209,500
Mediacom LLC/Mediacom Capital Corp.
9.125%, 8/15/19		265	278,250
Nara Cable Funding Ltd.
8.875%, 12/01/18 (a)		350	373,625
RR Donnelley & Sons Co.
7.25%, 5/15/18		175	202,562
8.25%, 3/15/19		144	171,000
8.60%, 8/15/16		280	321,300
Sinclair Television Group, Inc.
5.375%, 4/01/21		194	195,213
8.375%, 10/15/18		255	269,344
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		1,450	1,509,812
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 3/15/19 (a)		965	1,031,392
Univision Communications, Inc.
5.125%, 5/15/23 (a)		52	55,055
6.75%, 9/15/22 (a)		70	77,438
7.875%, 11/01/20 (a)		990	1,089,000
Videotron Ltd.
6.375%, 12/15/15		273	273,341
Virgin Media Finance PLC
6.375%, 4/15/23 (a)		200	217,000

			14,395,799

Communications - Telecommunications - 5.6%
CenturyLink, Inc.
Series N
6.00%, 4/01/17		600	662,250
Series R
5.15%, 6/15/17		400	432,000
Cincinnati Bell, Inc.
8.375%, 10/15/20		103	112,914
DISH DBS Corp.
4.625%, 7/15/17		65	68,981
6.625%, 10/01/14		90	91,125
7.125%, 2/01/16		259	280,044
7.875%, 9/01/19		1,670	1,983,125
Frontier Communications Corp.
8.125%, 10/01/18		1,615	1,889,550
Intelsat Jackson Holdings SA
5.50%, 8/01/23		360	358,200
7.25%, 10/15/20		1,255	1,352,262
8.50%, 11/01/19		200	212,500
MetroPCS Wireless, Inc.
7.875%, 9/01/18		98	102,929
Qwest Capital Funding, Inc.
6.50%, 11/15/18		510	568,650
SBA Communications Corp.
5.625%, 10/01/19		257	272,099
SBA Telecommunications, Inc.
5.75%, 7/15/20		291	308,460

	Principal Amount (000)		U.S. $ Value
Sirius XM Radio, Inc.
5.875%, 10/01/20 (a)	U.S.$	948	1,002,510
Sprint Communications, Inc.
9.00%, 11/15/18 (a)		235	284,938
9.125%, 3/01/17		380	445,075
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	650	947,186
Sunrise Communications International SA
7.00%, 12/31/17 (a)		100	144,119
T-Mobile USA, Inc.
5.25%, 9/01/18	U.S.$	1,620	1,701,000
6.25%, 4/01/21		230	244,375
Telecom Italia Capital SA
5.25%, 10/01/15		1,430	1,494,350
Telesat Canada/Telesat LLC
6.00%, 5/15/17 (a)		947	976,594
Wind Acquisition Finance SA
4.00%, 7/15/20 (a)	EUR	290	396,104
4.75%, 7/15/20 (a)	U.S.$	371	373,783
6.50%, 4/30/20 (a)		1,655	1,793,606
7.375%, 2/15/18 (a)	EUR	765	1,105,128
Windstream Corp.
7.875%, 11/01/17	U.S.$	1,660	1,911,075
8.125%, 9/01/18		150	157,500

			21,672,432

Consumer Cyclical - Automotive - 3.5%
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		1,205	1,289,350
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		1,700	1,785,000
Banque PSA Finance SA
4.25%, 2/25/16 (a)	EUR	330	470,212
4.375%, 4/04/16 (a)	U.S.$	736	763,600
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		705	733,200
Dana Holding Corp.
6.50%, 2/15/19		635	669,131
Fiat Finance & Trade SA
7.75%, 10/17/16 (a)	EUR	535	809,124
Series G
7.00%, 3/23/17 (a)		220	330,708
General Motors Financial Co., Inc.
3.25%, 5/15/18	U.S.$	119	120,785
4.75%, 8/15/17		925	983,969
6.75%, 6/01/18		495	566,156
Renault SA
4.625%, 5/25/16 (a)	EUR	210	305,151
Rhino Bondco SpA
5.742%, 12/15/19 (a)(b)		1,040	1,438,689
Schaeffler Finance BV
4.25%, 5/15/18 (a)		408	577,860
7.75%, 2/15/17 (a)	U.S.$	200	225,500

	Principal Amount (000)		U.S. $ Value
Schaeffler Holding Finance BV
6.875%, 8/15/18 (a)(c)	EUR	235	338,679
6.875% (6.875% Cash or 7.625% PIK),
8/15/18 (a)(c)	U.S.$	675	711,281
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)	EUR	761	1,120,474
Tenneco, Inc.
6.875%, 12/15/20	U.S.$	145	157,869

			13,396,738

Consumer Cyclical - Entertainment - 0.8%
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		316	346,020
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		2,765	2,861,775

			3,207,795

Consumer Cyclical - Other - 5.3%
Beazer Homes USA, Inc.
6.625%, 4/15/18		1,234	1,314,210
Boardriders SA
8.875%, 12/15/17 (a)	EUR	1,115	1,587,840
Centex Corp.
6.50%, 5/01/16	U.S.$	230	250,700
Cirsa Funding Luxembourg SA
8.75%, 5/15/18 (a)	EUR	425	603,776
DR Horton, Inc.
3.625%, 2/15/18	U.S.$	375	383,906
3.75%, 3/01/19		590	592,950
4.75%, 5/15/17		447	473,820
6.50%, 4/15/16		390	422,175
Hanesbrands, Inc.
6.375%, 12/15/20		250	270,313
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		1,400	1,494,500
KB Home
9.10%, 9/15/17		879	1,035,022
Lennar Corp.
4.125%, 12/01/18		200	204,250
4.50%, 6/15/19		150	153,563
6.95%, 6/01/18		1,275	1,437,562
Series B
6.50%, 4/15/16		370	398,675
Levi Strauss & Co.
7.625%, 5/15/20		850	914,813
Marina District Finance Co., Inc.
9.875%, 8/15/18		1,597	1,684,835
MCE Finance Ltd.
5.00%, 2/15/21 (a)		600	606,000
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16		120	132,300
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,218	1,321,530
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		950	1,035,500

	Principal Amount (000)		U.S. $ Value
Standard Pacific Corp.
8.375%, 5/15/18	U.S.$	360	424,800
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		250	277,250
Toll Brothers Finance Corp.
5.15%, 5/15/15		150	154,688
William Hill PLC
7.125%, 11/11/16	GBP	800	1,510,139
Wolverine World Wide, Inc.
6.125%, 10/15/20	U.S.$	634	683,135
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		940	1,024,600

			20,392,852

Consumer Cyclical - Restaurants - 0.1%
Burger King Corp.
9.875%, 10/15/18		420	450,450

Consumer Cyclical - Retailers - 3.7%
AutoNation, Inc.
6.75%, 4/15/18		106	122,430
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	1,451	2,626,027
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	1,358	1,398,740
DFS Furniture Holdings PLC
7.625%, 8/15/18 (a)	GBP	800	1,458,250
L Brands, Inc.
6.90%, 7/15/17	U.S.$	400	454,000
8.50%, 6/15/19		510	626,025
Michaels Stores, Inc.
7.75%, 11/01/18		630	666,225
New Look Bondco I PLC
8.375%, 5/14/18 (a)		1,700	1,821,210
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	1,085	1,912,575
Rent-A-Center, Inc./TX
4.75%, 5/01/21	U.S.$	615	581,175
Rite Aid Corp.
8.00%, 8/15/20		1,225	1,347,500
Sally Holdings LLC/Sally Capital, Inc.
6.875%, 11/15/19		1,425	1,542,562

			14,556,719

Consumer Non-Cyclical - 11.2%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		524	558,060
Aramark Services, Inc.
5.75%, 3/15/20		1,260	1,332,450
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	412	700,478
5.50%, 7/15/21 (a)		580	992,612
9.75%, 4/30/18 (a)	EUR	485	714,749
9.875%, 4/30/18 (a)	GBP	600	1,104,982

	Principal Amount (000)		U.S. $ Value
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	775	1,149,819
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	U.S.$	2,595	2,721,506
Constellation Brands, Inc.
7.25%, 9/01/16-5/15/17		1,765	1,997,194
ConvaTec Healthcare E SA
7.375%, 12/15/17 (a)	EUR	535	773,541
10.875%, 12/15/18 (a)		300	447,104
Dean Foods Co.
7.00%, 6/01/16	U.S.$	870	950,475
Elli Finance UK PLC
8.75%, 6/15/19 (a)	GBP	725	1,367,943
Endo Finance LLC & Endo Finco, Inc.
7.00%, 7/15/19-12/15/20 (a)	U.S.$	1,700	1,817,087
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		987	932,715
Forest Laboratories, Inc.
4.375%, 2/01/19 (a)		720	776,743
HCA, Inc.
8.00%, 10/01/18		700	827,750
HJ Heinz Co.
4.25%, 10/15/20		1,160	1,167,250
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	470	690,951
IDH Finance PLC
5.531%, 12/01/18 (a)(b)	GBP	949	1,645,232
IMS Health, Inc.
6.00%, 11/01/20 (a)	U.S.$	475	498,750
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		1,435	1,567,737
Jarden Corp.
7.50%, 5/01/17		1,365	1,549,275
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		2,089	2,360,570
Labco SA
8.50%, 1/15/18 (a)	EUR	1,215	1,763,522
Novalis SAS
6.00%, 6/15/18 (a)		680	986,992
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	890	1,605,015
R&R Ice Cream PLC
5.50%, 5/15/20 (a)		354	600,686
Revlon Consumer Products Corp.
5.75%, 2/15/21	U.S.$	340	349,350
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		1,969	2,057,605
7.75%, 7/01/17		430	494,500
Spectrum Brands, Inc.
6.375%, 11/15/20		212	227,900
6.75%, 3/15/20		125	134,063
Tenet Healthcare Corp.
4.75%, 6/01/20		125	127,813
6.25%, 11/01/18		2,240	2,486,400

	Principal Amount (000)		U.S. $ Value
Universal Health Services, Inc.
7.00%, 10/01/18	U.S.$	1,083	1,134,442
7.125%, 6/30/16		65	72,475
Valeant Pharmaceuticals International
6.75%, 10/01/17-8/15/18 (a)		1,088	1,160,070
6.875%, 12/01/18 (a)		370	387,113
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	765	1,361,590

			43,594,509

Energy - 4.5%
Atwood Oceanics, Inc.
6.50%, 2/01/20	U.S.$	1,064	1,134,490
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		56	59,920
CHC Helicopter SA
9.25%, 10/15/20		972	1,059,480
Chesapeake Energy Corp.
4.875%, 4/15/22		370	382,950
7.25%, 12/15/18		1,010	1,191,800
CITGO Petroleum Corp.
11.50%, 7/01/17 (a)		393	416,580
Denbury Resources, Inc.
5.50%, 5/01/22		820	838,450
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		100	107,000
9.25%, 12/15/17		280	298,200
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		1,150	1,316,750
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		512	544,640
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		953	950,618
Kodiak Oil & Gas Corp.
8.125%, 12/01/19		875	969,063
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		1,156	1,210,910
Newfield Exploration Co.
7.125%, 5/15/18		180	185,625
Pacific Drilling SA
5.375%, 6/01/20 (a)		1,743	1,708,140
Pacific Drilling V Ltd.
7.25%, 12/01/17 (a)		220	232,650
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		1,755	1,873,462
PHI, Inc.
5.25%, 3/15/19 (a)		1,130	1,152,600
Tervita Corp.
8.00%, 11/15/18 (a)		1,670	1,736,800

			17,370,128

Other Industrial - 1.6%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)	U.S.$	1,250	1,328,125
9.00%, 10/15/18 (a)	EUR	190	277,099

	Principal Amount (000)		U.S. $ Value
Modular Space Corp.
10.25%, 1/31/19 (a)	U.S.$	1,160	1,220,900
Novafives SAS
4.222%, 6/30/20 (a)(b)	EUR	534	743,162
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	1,030	1,091,800
Trionista Holdco GmbH
5.00%, 4/30/20 (a)	EUR	412	589,629
Xella Holdco Finance SA
9.125% (9.125% Cash or 9.875% PIK), 9/15/18 (a)(c)		712	1,048,564

			6,299,279

Services - 1.8%
ADT Corp. (The)
4.125%, 4/15/19	U.S.$	1,758	1,768,987
Cerved Group SpA
6.375%, 1/15/20 (a)	EUR	290	429,530
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20	U.S.$	1,125	1,133,437
7.75%, 10/15/18		174	184,005
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		659	731,490
Service Corp. International/US
6.75%, 4/01/16 (b)		175	188,563
7.00%, 6/15/17 (b)		300	335,250
Thomas Cook Group PLC
6.75%, 6/22/15	EUR	685	976,709
West Corp.
7.875%, 1/15/19	U.S.$	300	318,375
8.625%, 10/01/18		725	770,313

			6,836,659

Technology - 4.9%
Amkor Technology, Inc.
6.375%, 10/01/22		125	133,125
7.375%, 5/01/18		420	435,750
Avaya, Inc.
7.00%, 4/01/19 (a)		1,223	1,223,000
9.00%, 4/01/19 (a)		1,615	1,677,581
Brightstar Corp.
7.25%, 8/01/18 (a)		1,990	2,176,562
9.50%, 12/01/16 (a)		524	561,990
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		266	282,625
8.50%, 4/01/19		500	541,250
Ceridian LLC
8.875%, 7/15/19 (a)		1,892	2,137,960
Dell, Inc.
3.10%, 4/01/16		800	818,000
First Data Corp.
6.75%, 11/01/20 (a)		591	641,235
7.375%, 6/15/19 (a)		261	279,923

	Principal Amount (000)		U.S. $ Value
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	494	718,711
Iron Mountain, Inc.
8.375%, 8/15/21	U.S.$	302	316,723
MMI International Ltd.
8.00%, 3/01/17 (a)		735	752,537
Nokia Oyj
5.375%, 5/15/19		415	447,163
6.75%, 2/04/19 (a)	EUR	615	997,903
Numericable Group SA
4.875%, 5/15/19 (a)	U.S.$	1,188	1,219,185
6.00%, 5/15/22 (a)		945	982,800
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	651,625
5.75%, 2/15/21 (a)		200	210,250
Sanmina Corp.
4.375%, 6/01/19 (a)		1,000	998,750
Sensata Technologies BV
6.50%, 5/15/19 (a)		760	810,350

			19,014,998

Transportation - Airlines - 0.8%
Air Canada
6.75%, 10/01/19 (a)		1,235	1,343,062
British Airways PLC
8.75%, 8/23/16 (b)	GBP	899	1,721,482

			3,064,544

Transportation - Services - 1.8%
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	875	1,261,040
Heathrow Finance PLC
7.125%, 3/01/17 (a)	GBP	980	1,842,383
Hertz Corp. (The)
4.25%, 4/01/18	U.S.$	365	374,125
5.875%, 10/15/20		63	65,835
6.75%, 4/15/19		605	641,300
7.50%, 10/15/18		750	785,625
Stena AB
5.875%, 2/01/19 (a)	EUR	660	990,723
Swift Services Holdings, Inc.
10.00%, 11/15/18	U.S.$	875	936,250

			6,897,281

			249,930,186

Financial Institutions - 6.8%
Banking - 2.1%
ABN AMRO Bank NV
4.31%, 3/10/16 (d)	EUR	1,000	1,396,686
Ally Financial, Inc.

	Principal Amount (000)		U.S. $ Value
3.125%, 1/15/16	U.S.$	310	318,138
4.625%, 6/26/15		230	237,475
4.75%, 9/10/18		960	1,018,800
Series 8
6.75%, 12/01/14		150	153,188
Amsouth Bank/Birmingham AL
Series AI
5.20%, 4/01/15		100	103,160
Barclays SLCSM Funding BV
6.14%, 6/29/15 (d)	GBP	185	326,097
BBVA International Preferred SAU
4.952%, 9/20/16 (a)(d)	EUR	100	139,155
Equiniti Newco 2 PLC
7.125%, 12/15/18 (a)	GBP	870	1,555,919
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	348	472,704
RBS Capital Trust A
2.309%, 7/31/14 (b)(d)		695	950,674
Societe Generale SA
5.922%, 4/05/17 (a)(d)	U.S.$	1,227	1,309,822

			7,981,818

Brokerage - 0.4%
E*Trade Financial Corp.
6.375%, 11/15/19		599	648,418
6.75%, 6/01/16		975	1,057,875

			1,706,293

Finance - 3.3%
AerCap Aviation Solutions BV
6.375%, 5/30/17		730	804,825
Aviation Capital Group Corp.
3.875%, 9/27/16 (a)		310	320,850
4.625%, 1/31/18 (a)		126	132,897
7.125%, 10/15/20 (a)		353	407,262
CIT Group, Inc.
3.875%, 2/19/19		465	472,254
4.25%, 8/15/17		370	385,956
5.00%, 5/15/17		870	927,094
5.25%, 3/15/18		166	178,243
5.50%, 2/15/19 (a)		415	449,756
International Lease Finance Corp.
8.25%, 12/15/20		400	494,000
8.75%, 3/15/17		617	717,262
8.875%, 9/01/17		1,283	1,518,751
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		1,137	1,240,751
Navient Corp.
8.00%, 3/25/20		320	370,000
SLM Corp.
3.875%, 9/10/15		200	204,000
4.875%, 6/17/19		1,151	1,186,221
5.50%, 1/15/19		838	890,375

	Principal Amount (000)		U.S. $ Value
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)	U.S.$	1,958	2,075,480

			12,775,977

Insurance - 0.5%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		1,216	1,322,248
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		614	726,055

			2,048,303

Other Finance - 0.5%
Dry Mix Solutions Investissements SAS
4.505%, 6/15/21 (a)(b)	EUR	158	217,031
Harbinger Group, Inc.
7.875%, 7/15/19	U.S.$	891	974,531
HSS Financing PLC
6.75%, 8/01/19 (a)	GBP	525	942,286

			2,133,848

			26,646,239

Utility - 4.3%
Electric - 2.0%
AES Corp./VA
8.00%, 10/15/17	U.S.$	24	27,960
9.75%, 4/15/16		300	339,750
DPL, Inc.
6.50%, 10/15/16		965	1,039,787
EDP Finance BV
6.00%, 2/02/18 (a)		840	923,992
Energy Future Intermediate Hol
4.25%, 6/19/16 (b)		330	332,003
FirstEnergy Corp.
Series A
2.75%, 3/15/18		565	571,761
GenOn Energy, Inc.
7.875%, 6/15/17		850	903,125
NRG Energy, Inc.
7.625%, 1/15/18		2,378	2,728,755
Techem GmbH
6.125%, 10/01/19 (a)	EUR	695	1,027,835

			7,894,968

Natural Gas - 2.0%
El Paso LLC
7.25%, 6/01/18	U.S.$	1,590	1,810,613
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)		180	182,475
7.25%, 10/01/20 (a)		289	315,010
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		150	157,500
6.00%, 1/15/18 (a)		250	273,125

	Principal Amount (000)		U.S. $ Value
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 9/01/20	U.S.$	1,000	1,077,500
Sabine Pass LNG LP
7.50%, 11/30/16		1,730	1,911,650
Southern Star Central Corp.
5.125%, 7/15/22 (a)		2,000	2,015,000

			7,742,873

Other Utility - 0.3%
Anglian Water Osprey Financing PLC
7.00%, 1/31/18 (a)	GBP	545	1,014,325

			16,652,166

Total Corporates - Non-Investment Grades (cost $288,933,077)			293,228,591

CORPORATES - INVESTMENT GRADES - 9.2%
Financial Institutions - 4.2%
Banking - 3.7%
Akbank TAS
5.125%, 7/22/15 (a)	U.S.$	300	308,625
BBVA US Senior SAU
4.664%, 10/09/15		615	642,991
BNP Paribas SA
5.186%, 6/29/15 (a)(d)		1,750	1,782,812
5.945%, 4/19/16 (a)(d)	GBP	200	354,688
Citigroup, Inc.
1.738%, 2/10/19 (b)	EUR	750	1,017,958
Credit Agricole SA Series TSDI
5.00%, 6/20/18 (d)	GBP	650	1,127,149
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)	U.S.$	500	540,000
Danske Bank A/S
5.684%, 2/15/17 (d)	GBP	500	900,624
Macquarie Group Ltd.
7.30%, 8/01/14 (a)	U.S.$	150	150,782
Nationwide Building Society
6.00%, 12/15/16 (d)	GBP	1,294	2,320,850
Nordea Bank AB
5.424%, 4/20/15 (a)(d)	U.S.$	360	367,200
Regions Financial Corp.
5.75%, 6/15/15		235	245,615
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,132	1,327,270
Santander Bank NA
8.75%, 5/30/18		250	304,321
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		391	396,357
UBS AG/Jersey
7.25%, 2/22/22 (a)		1,550	1,697,715

	Principal Amount (000)		U.S. $ Value
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (d)	U.S.$	550	586,438
Zions Bancorporation
4.50%, 3/27/17		100	106,721

			14,178,116

Finance - 0.3%
GE Capital Trust III
6.50%, 9/15/67 (a)	GBP	475	868,525
HSBC Finance Capital Trust IX
5.911%, 11/30/35	U.S.$	400	417,000

			1,285,525

Insurance - 0.2%
Cloverie PLC for Zurich Insurance Co., Ltd.
8.25%, 1/18/18 (a)(d)		500	580,000
12.00%, 7/15/14 (d)	EUR	200	276,256

			856,256

			16,319,897

Industrial - 4.2%
Basic - 0.6%
CF Industries, Inc.
6.875%, 5/01/18	U.S.$	125	146,964
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18		1,170	1,187,441
Plains Exploration & Production Co.
6.50%, 11/15/20		85	94,881
Rock-Tenn Co.
4.45%, 3/01/19		885	958,892

			2,388,178

Capital Goods - 0.1%
Mohawk Industries, Inc.
6.125%, 1/15/16 (e)		185	199,106

Communications - Media - 0.0%
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(d)		114	119,130

Communications - Telecommunications - 1.2%
Embarq Corp.
7.082%, 6/01/16		120	133,521
Telecom Italia SpA
5.625%, 12/29/15	GBP	550	986,761
Telefonica Emisiones SAU
3.192%, 4/27/18	U.S.$	790	825,609
Series G
3.661%, 9/18/17 (a)	EUR	50	74,060
Telemar Norte Leste SA
5.50%, 10/23/20 (a)	U.S.$	1,900	1,937,430

	Principal Amount (000)		U.S. $ Value
Verizon Communications, Inc.
3.65%, 9/14/18	U.S.$	620	663,078

			4,620,459

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
3.875%, 1/15/15		200	203,583

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
4.125%, 7/15/17		313	335,043
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		64	71,323

			406,366

Consumer Non-Cyclical - 0.5%
Allergan Inc/United States
5.75%, 4/01/16		800	861,872
Mylan, Inc./PA
7.875%, 7/15/20 (a)		280	309,921
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		550	578,209

			1,750,002

Energy - 0.7%
Anadarko Petroleum Corp.
6.375%, 9/15/17		700	805,938
Nabors Industries, Inc.
6.15%, 2/15/18		583	664,215
Pioneer Natural Resources Co.
5.875%, 7/15/16		225	246,212
Transocean, Inc.
5.05%, 12/15/16		150	162,948
6.00%, 3/15/18		900	1,016,576

			2,895,889

Other Industrial - 0.0%
URS Corp.
3.85%, 4/01/17		135	140,701

Services - 0.1%
QVC, Inc.
7.375%, 10/15/20 (a)		215	230,787
7.50%, 10/01/19 (a)		200	210,214

			441,001

Technology - 0.8%
Baidu, Inc.
2.75%, 6/09/19		328	329,278
Seagate HDD Cayman
3.75%, 11/15/18 (a)		1,825	1,866,062
Seagate Technology HDD Holdings
6.80%, 10/01/16		280	313,600

	Principal Amount (000)		U.S. $ Value
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	U.S.$	517	528,566

			3,037,506

			16,201,921

Utility - 0.6%
Electric - 0.5%
CMS Energy Corp.
6.55%, 7/17/17		160	182,779
Iberdrola International BV
4.50%, 9/21/17	EUR	200	305,039
PPL Energy Supply LLC
4.60%, 12/15/21	U.S.$	505	502,911
6.50%, 5/01/18		700	780,822
Puget Energy, Inc.
6.50%, 12/15/20		240	289,339

			2,060,890

Natural Gas - 0.1%
Tennessee Gas Pipeline Co. LLC
8.00%, 2/01/16		140	155,624

			2,216,514

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Petrobras Global Finance BV
2.75%, 1/15/18	EUR	500	701,766
Petrobras International Finance Co.
3.50%, 2/06/17	U.S.$	155	159,108

			860,874

Total Corporates - Investment Grades (cost $34,859,459)			35,599,206

BANK LOANS - 3.4%
Industrial - 3.4%
Basic - 0.1%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/28/19 (b)		98	98,295
Unifrax Holding Co.
5.25%, 11/28/18 (b)	EUR	74	101,408

			199,703

Capital Goods - 0.0%
Serta Simmons Holdings, LLC
4.25%, 10/01/19 (b)	U.S.$	145	145,676

Communications - Media - 0.2%
Checkout Holding Corp.
4.50%, 4/09/21 (b)		250	249,895
LIN Television Corp.
4.00%, 12/21/18 (b)		146	146,254

	Principal Amount (000)		U.S. $ Value
Time, Inc.
4.25%, 4/26/21 (b)	U.S.$	250	251,095

			647,244

Communications - Telecommunications - 0.0%
Crown Castle Operating Co.
3.00%, 1/31/21 (b)		122	121,571

Consumer Cyclical - Automotive - 0.5%
Affinia Group, Inc.
4.75%, 4/25/20 (b)		439	443,406
CS Intermediate Holdco 2 LLC
4.00%, 4/04/21 (b)		285	284,524
Exide Technologies
9.00%, 10/09/14 (b)		972	976,427
Navistar, Inc.
5.75%, 8/17/17 (b)		70	71,313
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (b)		144	144,010

			1,919,680

Consumer Cyclical - Entertainment - 0.1%
Alpha Topco Limited
4.50%, 4/30/19 (b)		395	395,549
Station Casinos LLC
4.25%, 3/02/20 (b)		167	167,774

			563,323

Consumer Cyclical - Other - 0.3%
LA Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (b)		164	163,627
New HB Acquisition, LLC
6.75%, 4/09/20 (b)		539	558,176
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
3.50%, 5/14/20 (b)		495	493,763

			1,215,566

Consumer Cyclical - Retailers - 0.1%
J.C. Penney Corp., Inc.
6.00%, 5/22/18 (b)		248	250,210
Michaels Stores, Inc.
1/28/20 (f)		180	179,935

			430,145

Consumer Non-Cyclical - 1.1%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (b)		1,988	1,994,995
Envision Healthcare Corporation (fka Emergency Medical Services Corporation)
4.00%, 5/25/18 (b)		141	140,881

	Principal Amount (000)		U.S. $ Value
Grifols Worldwide Operations Limited
3.15%, 2/27/21 (b)	U.S.$	160	159,329
H. J. Heinz Company
3.50%, 6/05/20 (b)		99	99,697
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.00%, 9/30/19 (b)		88	88,185
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC)
4.00%, 12/05/18 (b)		146	146,570
Salix Pharmaceuticals Ltd.
4.25%, 1/02/20 (b)		1,658	1,668,373

			4,298,030

Energy - 0.1%
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (b)		256	254,325

Other Industrial - 0.5%
Atkore International, Inc.
4.50%, 4/09/21 (b)		840	839,303
Gardner Denver, Inc.
4.25%, 7/30/20 (b)		149	148,379
Gates Global, Inc.
4.25%, 7/05/21 (b)		522	520,433
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (b)		298	299,266
Veyance Technologies, Inc.
5.25%, 9/08/17 (b)		288	288,336

			2,095,717

Services - 0.3%
Travelport LLC (fka Travelport, Inc.)
6.25%, 6/26/19 (b)		1,189	1,215,150

Technology - 0.1%
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (b)		268	264,035

Total Bank Loans (cost $13,263,180)			13,370,165

EMERGING MARKETS - CORPORATE BONDS - 2.6%
Industrial - 2.6%
Basic - 0.7%
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)		975	1,084,687
8.375%, 6/15/19 (a)		570	628,425
Vedanta Resources PLC
6.00%, 1/31/19 (a)		500	517,074
9.50%, 7/18/18 (a)		265	305,413

			2,535,599

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.7%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)	U.S.$	900	1,032,750
Cemex SAB de CV
4.977%, 10/15/18 (a)(b)		500	537,500
6.50%, 12/10/19 (a)		400	428,500
9.50%, 6/15/18 (a)		680	778,600

			2,777,350

Communications - Telecommunications - 0.1%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		310	352,470

Consumer Cyclical - Retailers - 0.1%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		385	410,988

Consumer Non-Cyclical - 0.7%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		1,260	1,339,947
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a)		375	417,187
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		265	252,413
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		445	452,787
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)		425	340,000

			2,802,334

Energy - 0.2%
Pacific Rubiales Energy Corp.
5.375%, 1/26/19 (a)		565	589,013

Transportation - Airlines - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		440	465,777

Total Emerging Markets - Corporate Bonds (cost $9,819,522)			9,933,531

GOVERNMENTS - TREASURIES - 1.0%
United States - 1.0%
U.S. Treasury Notes
2.375%, 10/31/14 (g)		1,500	1,511,367
3.75%, 11/15/18		2,132	2,345,034

Total Governments - Treasuries (cost $3,853,929)			3,856,401

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Non-Agency Fixed Rate CMBS - 0.9%
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ

	Principal Amount (000)		U.S. $ Value
5.982%, 6/15/38	U.S.$	365	378,570
Series 2007-C3, Class AM
5.866%, 6/15/39		150	159,357
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AJ
5.489%, 11/10/45		1,000	1,019,350
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		158	169,698
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.753%, 4/10/38		215	223,943
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		500	533,330
Series 2012-CBX, Class E
5.358%, 6/15/45 (a)		100	102,167
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		185	191,755
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		600	612,207
Series 2006-4, Class AJFX
5.147%, 12/12/49 (a)		30	30,753

Total Commercial Mortgage-Backed Securities (cost $3,277,319)			3,421,130

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Brazil - 0.2%
Petrobras Global Finance BV
3.25%, 3/17/17		800	820,232

Ireland - 0.2%
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	550	835,958

Norway - 0.1%
Eksportfinans ASA 2.00%, 9/15/15	U.S.$	13	12,987
2.375%, 5/25/16		112	112,000

			124,987

Total Governments - Sovereign Agencies (cost $1,708,168)			1,781,177

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
GSE Risk Share Floating Rate - 0.4%
Federal National Mortgage Association
Series 2013-C01, Class M1
2.152%, 10/25/23 (b)		119	121,637
Series 2014-C01, Class M1
1.752%, 1/25/24 (b)		459	465,939
Structured Agency Credit Risk Debt Notes

	Principal Amount (000)		U.S. $ Value
Series 2013-DN1, Class M1
3.552%, 7/25/23 (b)	U.S.$	452	475,279
Series 2014-DN1, Class M2
2.352%, 2/25/24 (b)		595	614,209

Total Collateralized Mortgage Obligations (cost $1,624,166)			1,677,064

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Hungary - 0.1%
Hungary Government International Bond
4.125%, 2/19/18		400	417,500

Lithuania - 0.0%
Lithuania Government International Bond
6.75%, 1/15/15 (a)		100	103,050

Turkey - 0.2%
Turkey Government International Bond
6.75%, 4/03/18		650	733,850

Total Governments - Sovereign Bonds (cost $1,202,320)			1,254,400

EMERGING MARKETS - SOVEREIGNS - 0.3%
Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		240	244,920

Serbia - 0.2%
Republic of Serbia
4.875%, 2/25/20 (a)		591	599,865

Sri Lanka - 0.0%
Sri Lanka
7.40%, 1/22/15 (a)		160	164,640

Total Emerging Markets - Sovereigns (cost $990,108)			1,009,425

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Brazil - 0.2%
Banco Nacional de Desenvolvimento Economico e Social 4.00%, 4/14/19 (a) (cost $750,251)		752	763,280

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Citigroup Capital XIII
7.875% (e)		18,500	512,450

Company	Shares		U.S. $ Value
US Bancorp/MN
Series F
6.50%		3,000	84,780

			597,230

REITS - 0.0%
Health Care REIT, Inc.
Series J
6.50%		925	23,476

Total Preferred Stocks (cost $605,025)			620,706

	Principal Amount (000)
COVERED BONDS - 0.1%
Banco de Sabadell SA
3.625%, 2/16/15	EUR	100	139,506
Bankinter SA
3.875%, 10/30/15		50	71,364
CaixaBank SA
5.125%, 4/27/16		150	221,868
Kutxabank SA
5.125%, 4/08/15		100	141,690

Total Covered Bonds (cost $520,989)			574,428

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Jul 2014, Exercise Price: $ 165.00 (h)(i)		305	1,220
SPDR S&P 500 ETF Trust Expiration: Jul 2014, Exercise Price: $ 174.00 (h)(i)		305	2,135
SPDR S&P 500 ETF Trust Expiration: Jul 2014, Exercise Price: $ 189.00 (h)(i)		362	12,308
SPDR S&P 500 ETF Trust Expiration: Sep 2014, Exercise Price: $ 181.00 (h)(i)		582	62,274

			77,937

	Notional Amount (000)
Swaptions - 0.1%
CDX-NAHY Series 22, RTP JPMorgan Chase Bank (Buy Protection) Expiration: Aug 2014, Exercise Price: $ 106.00 (i)		19,362	61,107

Company	Notional Amount (000)	U.S. $ Value
CDX-NAHY Series 22, RTP Deutsche Bank AG (Buy Protection) Expiration: Sep 2014, Exercise Price: $ 106.00 (i)	18,915	110,062
IRS Swaption, Deutsche Bank AG Expiration: Aug 2014, Pay 2.51%, Receive 6-month EURIBOR (i)	14,000	13,764
IRS Swaption, Deutsche Bank AG Expiration: Sep 2014, Pay 3.685%, Receive 3-month LIBOR (BBA) (i)	5,800	17,416
IRS Swaption, Deutsche Bank AG Expiration: Sep 2014, Pay 3.435%, Receive 3-month LIBOR (BBA) (i)	3,400	45,156

		247,505

Total Options Purchased - Puts (premiums paid $638,227)		325,442

AGENCIES - 0.0%
Agency Debentures - 0.0%
Ally Financial, Inc. 5.50%, 2/15/17 (cost $104,150)	100	108,375

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
CBOE SPX Volatility Index Expiration: Jul 2014, Exercise Price: $ 16.00 (h)(i) (premiums paid $117,084)	1,633	36,742

	Shares
SHORT-TERM INVESTMENTS - 4.3%
Investment Companies - 4.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (j) (cost $16,783,877)	16,783,877	16,783,877

Total Investments - 99.0% (cost $379,050,851) (k)		384,343,940
Other assets less liabilities - 1.0% (l)		3,758,132

Net Assets - 100.0%		$388,102,072

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	293	September 2014	$35,045,621	$35,002,055	$(43,566)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	15,961	USD	27,076	8/21/14	$(229,559)
Credit Suisse International	AUD	3,122	USD	2,908	7/18/14	(32,907)
Deutsche Bank AG	EUR	29,342	USD	39,912	7/11/14	(267,351)
Deutsche Bank AG	GBP	1,604	USD	2,728	8/21/14	(15,724)
Northern Trust Company	GBP	134	USD	227	8/21/14	(1,350)
State Street Bank & Trust Co.	EUR	1,777	USD	2,410	7/11/14	(22,485)
UBS AG	USD	178	EUR	131	7/11/14	745

						$(568,631)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Premiums Received	Expiration Month	U.S. $ Value
Call - CBOE SPX Volatility Index (h)	163	$20.00	$52,185	April2014	$(20,412)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 22, 5 Year Index	JPMorgan Chase Bank, NA	Sell	103.00%	8/20/14	$19,362	$41,629	$(21,166)
CDX-NAHY Series 22, 5 Year Index	Deutsche Bank AG	Sell	103.00	9/17/14	37,830	141,862	(93,757)

						$183,491	$(114,923)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index,12/20/18*	(5.00)%	2.71%		$4,307	$(401,572)	$(145,023)
ITRAXX-XOVER Series 21 5 Year Index, 6/20/19*	(5.00)	2.41	EUR	13,827	(2,238,311)	(130,096)
ITRAXX-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)	2.41		$5,450	(882,257)	(205,202)
Sale Contracts
Citigroup Global Markets Inc./(INTRCONX):
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.44		1,540	34,231	22,202
Morgan Stanley & Co., LLC/(INTRCONX):
iTRAXX Europe Crossover-21 5 Year Index, 6/20/19*	5.00	2.41	EUR	3,331	539,234	(30,628)
iTRAXX Europe Crossover-21 5 Year Index, 6/20/19*	5.00	2.41		$3,569	577,750	(30,671)

					$(2,370,925)	$(519,418)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Market Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$50,180	5/13/16	0.520%	3 Month LIBOR	$(14,213)	$(14,213)
Morgan Stanley & Co., LLC/(CME Group)	52,980	6/19/16	0.631%	3 Month LIBOR	(70,816)	(70,816)
Morgan Stanley & Co., LLC/(CME Group)	43,530	6/19/17	1.080%	3 Month LIBOR	(144,607)	(144,607)
Morgan Stanley & Co., LLC/(CME Group)	19,630	5/13/19	3 Month LIBOR	1.711%	58,609	58,609
Morgan Stanley & Co., LLC/(CME Group)	21,850	6/19/19	3 Month LIBOR	1.819%	151,184	151,184
Morgan Stanley & Co., LLC/(CME Group)	18,390	6/19/21	3 Month LIBOR	2.303%	183,564	183,564
Morgan Stanley & Co., LLC/(CME Group)	3,096	10/15/22	2.652%	3 Month LIBOR	(78,053)	(78,053)
Morgan Stanley & Co., LLC/(LCH Clearnet)	27,450	3/18/17	0.851%	3 Month LIBOR	(47,388)	(29,422)
Morgan Stanley & Co., LLC/(LCH Clearnet)	18,750	3/18/17	3 Month LIBOR	0.851%	32,373	48,936

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Market Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(LCH Clearnet)	$22,600	11/07/18	1.530%	3 Month LIBOR	$(72,541)	$(72,541)
Morgan Stanley & Co., LLC/(LCH Clearnet)	14,820	3/31/19	1.806%	3 Month LIBOR	(195,248)	(186,548)
Morgan Stanley & Co., LLC/(LCH Clearnet)	12,350	3/18/21	3 Month LIBOR	2.221%	164,829	164,829
Morgan Stanley & Co., LLC/(LCH Clearnet)	9,430	3/18/21	2.221%	3 Month LIBOR	(125,859)	(70,924)
Morgan Stanley & Co., LLC/(LCH Clearnet)	2,420	9/13/22	2.916%	3 Month LIBOR	(120,416)	(120,416)

					$(278,582)	$(180,418)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-EM Series 20, 5 Year Index, 12/20/18*	(5.00)%	2.27%	$2,050	$(230,876)	$(190,849)	$(40,027)
Morgan Stanley Capital Services LLC:
CDX-NAIG Series 17, 5 Year Index, 12/20/16*	(1.00)	0.25	1,000	(18,789)	6,264	(25,053)
Cooper Tire & Rubber Co., 7.625%, 3/15/27, 9/20/18*	(5.00)	1.94	37	(4,624)	(1,192)	(3,432)
Sale Contracts
Bank of America, NA:
CDX-NAHY Series 14, 5 Year Index, 6/20/15*	5.00	1.41	1,762	64,265	4,399	59,866
KB Home, 9.10%, 9/15/17, 9/20/18*	5.00	2.05	470	56,352	22,682	33,670
Barclays Bank PLC:
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	5.00	3.22	720	54,085	4,100	49,985

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00%	1.52%		$150	$19,961	$(3,402)	$23,363
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	1.52		95	12,642	1,244	11,398
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	1.52		85	11,311	1,113	10,198
KB Home, 9.10%, 9/15/17, 3/20/19*	5.00	2.36		330	38,001	25,565	12,436
KB Home, 9.10%, 9/15/17, 3/20/19*	5.00	2.36		60	6,909	4,909	2,000
Levi Strauss & Co., 7.625%, 5/15/20, 12/20/17*	5.00	1.13		150	19,747	213	19,534
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 6/20/17*	1.00	0.62		180	1,896	(5,572)	7,468
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	1.07		180	20,746	(9,481)	30,227
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.61		35	4,533	1,795	2,738
MGM Resorts International, 7.625%, 1/15/17, 9/20/18*	5.00	1.77		340	44,914	18,309	26,605
NXP BV, 0.00%, 10/15/13, 3/20/18*	5.00	1.50	EUR	50	8,691	2,568	6,123
NXP BV, 5.75%, 2/15/21, 9/20/18*	5.00	1.73		430	79,501	53,500	26,001
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	1.89		$230	30,356	13,187	17,169

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00%	1.12%		$200	$22,750	$3,445	$19,305
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	1.12		140	15,925	1,193	14,732
Citibank, NA:
Bombardier, Inc., 7.45%, 5/01/34, 6/20/19*	5.00	2.68		1,000	105,309	96,172	9,137
Bombardier, Inc., 7.45%, 5/01/34, 6/20/19*	5.00	2.68		650	68,451	60,027	8,424
EDP - Energias de Portugal, S.A., 6.00%, 12/07/14, 3/20/19*	5.00	1.23	EUR	630	149,522	112,594	36,928
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	0.88		$160	19,411	(3,745)	23,156
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.61		47	6,087	2,480	3,607
Owens-Illinois, Inc., 7.80%, 5/15/18, 6/20/18*	5.00	0.98		400	62,478	39,113	23,365
Sanmina-SCI Corp., 0.00%, 9/12/20, 6/20/18*	5.00	1.76		300	37,160	(850)	38,010
The Goodyear Tire & Rubber Company, 7.00%, 3/15/28, 3/20/19*	5.00	1.95		1,450	195,296	168,116	27,180
ThyssenKrupp AG, 4.375%, 3/18/15, 3/20/19*	1.00	1.72	EUR	1,050	(48,876)	(89,735)	40,859
Unitymedia KabelBW GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	1.92		40	7,616	4,644	2,972

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Windstream Corp., 7.875%, 11/01/17, 3/20/19*	5.00%	2.22%	$210	$25,487	$15,154	$10,333
Windstream Corp., 7.875%, 11/01/17, 6/20/18*	5.00	1.65	410	51,991	8,753	43,238
Credit Suisse International:
American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00	1.75	480	59,187	7,550	51,637
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.57	280	39,438	17,238	22,200
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.58	76	10,696	5,729	4,967
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.58	74	10,415	5,882	4,533
Dell, Inc., 7.10%, 4/15/28, 12/20/18*	1.00	1.89	200	(7,894)	(23,774)	15,880
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.61	18	2,331	989	1,342
MGM Resorts International, 7.625%, 1/15/17, 9/20/18*	5.00	1.77	280	36,988	16,605	20,383
Deutsche Bank AG:
Amkor Technology, Inc., 7.375%, 5/01/18, 12/20/18*	5.00	1.82	75	10,142	5,239	4,903
HCA, Inc., 8.00%, 10/01/18, 3/20/19*	5.00	1.95	29	3,901	4,003	(102)
Sprint Capital Corp., 6.00%, 12/01/16, 9/20/18*	5.00	1.94	510	63,438	25,531	37,907

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.65%, 6/01/37, 3/20/19*	5.00%	3.56%		$1,430	$85,094	$54,419	$30,675
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00	1.75		348	42,910	3,968	38,942
HCA Inc., 8.00%, 10/01/18, 3/20/19*	5.00	1.95		241	32,416	32,372	44
Stena Aktiebolag, 6.125%, 2/01/17, 3/20/19*	5.00	3.11	EUR	500	55,370	41,821	13,549
Goldman Sachs International:
CCO Holdings, LLC, 7.25%, 10/30/17, 3/20/19*	5.00	2.29		300	35,590	29,256	6,334
Dell, Inc., 7.10%, 4/15/28, 3/20/19*	1.00	2.04		1,260	(61,064)	(133,917)	72,853
Peabody Energy Corp., 7.375%, 9/01/16, 3/20/19*	5.00	2.93		360	31,701	28,658	3,043
Sprint Nextel Corp., 6.00%, 12/01/16, 9/20/18*	5.00	1.94		530	65,926	29,600	36,326
Wendel, 4.875%, 5/26/16, 3/20/19*	5.00	1.19		1,050	251,780	186,960	64,820
JPMorgan Chase Bank, NA:
Levi Strauss & Co., 8.875%, 4/01/16, 12/20/16*	5.00	0.68		150	16,062	(4,060)	20,122
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 12/20/16*	5.00	0.48		150	16,906	4,605	12,301
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.61		450	58,278	6,596	51,682

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Unity Media KabelBW GmbH 9.625%, 12/01/19, 9/20/18*	5.00%	1.71%	EUR	190	$35,362	$16,184	$19,178
Morgan Stanley Capital Services LLC:
Amkor Technology, Inc., 7.375%, 5/01/18, 9/20/18*	5.00	1.70		$250	33,853	1,967	31,886
Avis Budget Group, Inc., 8.25%, 1/15/19, 9/20/18*	5.00	1.58		160	22,519	13,035	9,484
CDX-NAIG Series 17, 5 Year Index, 12/20/16*	1.00	0.25		150	2,818	142	2,676
NXP BV, 0.00%, 10/15/13, 6/20/17*	5.00	1.18	EUR	110	16,943	(4,186)	21,129
UBS AG:
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	0.88		$40	4,853	(1,432)	6,285

					$1,914,187	$737,693	$1,176,494

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $164,108,787 or 42.3% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2014.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Variable rate coupon, rate shown as of June 30, 2014.
(f)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2014, the market value and unrealized gain of these unsettled loan purchases amounted to $179,935 and $835, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $302,273.
(h)	One contract relates to 100 shares.
(i)	Non-income producing security.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(k)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,881,667 and gross unrealized depreciation of investments was $(1,588,578), resulting in net unrealized appreciation of $5,293,089.
(l)	An amount of U.S. $353,802 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	Great British Pound
USD	-	United States Dollar

Glossary:

BBA	-	British Bankers Association
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
GSE	-	Government-Sponsored
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

AllianceBernstein Limited Duration High Income Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$289,264,485		$3,964,106		$293,228,591
Corporates - Investment Grades		– 0	–	35,599,206		– 0	–	35,599,206
Bank Loans		– 0	–	– 0	–	13,370,165		13,370,165
Emerging Markets - Corporate Bonds		– 0	–	9,933,531		– 0	–	9,933,531
Governments - Treasuries		– 0	–	3,856,401		– 0	–	3,856,401
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	3,421,130		3,421,130
Governments - Sovereign Agencies		– 0	–	1,781,177		– 0	–	1,781,177
Collateralized Mortgage Obligations		– 0	–	– 0	–	1,677,064		1,677,064
Governments - Sovereign Bonds		– 0	–	1,254,400		– 0	–	1,254,400
Emerging Markets - Sovereigns		– 0	–	1,009,425		– 0	–	1,009,425
Quasi-Sovereigns		– 0	–	763,280		– 0	–	763,280
Preferred Stocks		620,706		– 0	–	– 0	–	620,706
Covered Bonds		– 0	–	574,428		– 0	–	574,428
Options Purchased - Puts		– 0	–	325,442		– 0	–	325,442
Agencies		– 0	–	108,375		– 0	–	108,375
Options Purchased - Calls		– 0	–	36,742		– 0	–	36,742
Short-Term Investments		16,783,877		– 0	–	– 0	–	16,783,877

Total Investments in Securities		17,404,583		344,506,892		22,432,465		384,343,940
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	745		– 0	–	745
Centrally Cleared Credit Default Swaps		– 0	–	22,202		– 0	–	22,202
Centrally Cleared Interest Rate Swaps		– 0	–	607,122		– 0	–	607,122
Credit Default Swaps		– 0	–	1,245,108		– 0	–	1,245,108
Liabilities:
Futures		(43,566)		– 0	–	– 0	–	(43,566)
Forward Currency Exchange Contracts		– 0	–	(579,376)		– 0	–	(579,376)
Call Options Written		– 0	–	(20,412)		– 0	–	(20,412)
Credit Default Swaptions Written		– 0	–	(114,923)		– 0	–	(114,923)
Centrally Cleared Credit Default Swaps		– 0	–	(541,620)		– 0	–	(541,620)
Centrally Cleared Interest Rate Swaps		– 0	–	(787,540)		– 0	–	(787,540)
Credit Default Swaps		– 0	–	(68,614)		– 0	–	(68,614)

Total^		$17,361,017		$344,269,584		$22,432,465		$384,063,066

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions which are valued at market value.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates Non-Investment Grades		Bank Loan		Commercial Mortgage-Backed Securities
Balance as of 9/30/13	$1,836,530		$6,081,608		$2,448,529
Accrued discounts/(premiums)	(4,312)		2,831		1,387
Realized gain (loss)	7,250		4,448		12,618
Change in unrealized appreciation/depreciation	131,394		73,587		91,656
Purchases	3,904,480		7,992,721		1,119,571
Sales	(1,417,616)		(785,030)		(252,631)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(493,620)		– 0	–	– 0	–
Balance as of 6/30/14	$3,964,106		$13,370,165		$3,421,130

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$101,934		$76,165		$99,892

	Collateralized Mortgage Obligation		Total
Balance as of 9/30/13	$507,835		$10,874,502
Accrued discounts/(premiums)	– 0	–	(94)
Realized gain (loss)	1,113		25,429
Change in unrealized appreciation/depreciation	47,558		344,195
Purchases	1,319,354		14,336,126
Sales	(198,796)		(2,654,073)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(493,620)

Balance as of 6/30/14	$1,677,064		$22,432,465	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$47,558		$325,549

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates— Non-Investment Grades	$2,639,491	Third Party Vendor	Evaluated Quotes	$103.00 –109.13/$105.88
	$332,003	Third Party Vendor	Evaluated Quotes	$100.61/NA
	$992,612	Qualitative Assessment	Transaction Price	$171.14/NA
Bank Loans	$13,370,165	Third Party Vendor	Evaluated Quotes	$98.50 – 137.79/$100.83
Commercial Mortgage—Backed Securities	$3,421,130	Third Party Vendor	Evaluated Quotes	$101.94 – $107.72/$103.63
Collateralized Mortgage Obligations	$1,677,064	Third Party Vendor	Evaluated Quotes	$101.60 – $105.19/$103.28

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2014